UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22393

Blackstone / GSO Senior Floating Rate Term Fund
(exact name of Registrant as specified in charter)

345 Park Avenue, 31st Floor
New York, New York 10154

(Address of principal executive offices) (Zip code)

 (Name and address of agent for service)

Marisa Beeney
345 Park Avenue, 31st Floor
New York, New York 10154

Registrant’s telephone number, including area code: : (877) 876-1121

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

Blackstone / GSO Senior Floating Rate Term Fund

Portfolio of Investments
March 31, 2017 (Unaudited)

	Principal Amount	Value

FLOATING RATE LOAN INTERESTS(a) - 143.26%
Aerospace and Defense - 1.87%
Engility Corporation, Senior Secured First Lien Term B-2 Loan, 6.750%, 08/12/2023	$718,520	$723,348
PRV Aerospace LLC, Senior Secured First Lien Term Loan, 8.750%, 05/09/2018	3,081,709	2,938,225
WP CPP Holdings LLC, Senior Secured First Lien B-3 Term Loan, 4.539%, 12/27/2019	1,472,998	1,399,348
		5,060,921

Automotive - 3.62%
American Tire Distributors Inc, Senior Secured First Lien Initial Term Loan, 5.250%, 09/01/2021	3,164,839	3,176,217
Bright Bidco BV, Senior Secured First Lien Term B Loan, L+4.500%, 03/15/2024(b)	1,368,821	1,380,223
Capital Automotive LP, Senior Secured First Lien Tranche B-2 Loan, L+3.000%, 03/21/2024(b)	305,085	308,517
CH Hold Corp, Senior Secured Second Lien Initial Term Loan, 4.725%, 02/03/2025	1,052,632	1,070,395
Dealer Tire LLC, Senior Secured First Lien Initial Term Loan, 4.938%, 12/22/2021	923,242	937,091
Mitchell International Inc, Senior Secured Second Lien Term Loan, 8.539%, 10/11/2021	2,895,978	2,914,092
		9,786,535

Banking, Finance, Insurance and Real Estate - 10.37%
Alliant Holdings Intermediate LLC, Senior Secured First Lien Initial Term Loan, 4.387%, 08/12/2022(b)	2,193,489	2,207,790
AssuredPartners Inc, Senior Secured First Lien 2016 Refinancing Term Loan, L+4.250%, 10/21/2022(b)	3,074,823	3,103,265
Asurion LLC, Senior Secured First Lien Incremental Tranche B-5 Term Loan, 4.750%, 11/03/2023	1,898,597	1,917,384
Asurion LLC, Senior Secured Second Lien Term Loan, 8.500%, 03/03/2021	1,925,532	1,952,489
Broadstreet Partners Inc, Senior Secured First Lien Initial Term Loan, 5.250%, 11/08/2023	1,459,756	1,487,127
Confie Seguros Holding II Co, Senior Secured First Lien Term B Loan, 5.750%, 04/13/2022	212,600	213,973
Cunningham Lindsey US Inc, Senior Secured First Lien Initial Term Loan, 5.030%, 12/10/2019	3,770,748	3,379,533
Cypress Merger Sub Inc, Senior Secured First Lien Term Loan, L+3.000%, 03/31/2024(b)	1,096,346	1,101,827
Cypress Merger Sub Inc, Senior Secured Second Lien Term Loan, L+6.750%, 03/31/2025(b)	930,233	941,860
ExamWorks Group Inc, Senior Secured First Lien Term B-1 Loan, 4.250%, 07/27/2023	2,315,449	2,332,827
MPH Acquisition Holdings LLC, Senior Secured First Lien Initial Term Loan, 4.890%, 06/07/2023	2,126,116	2,156,105
NFP Corp, Senior Secured First Lien Term B Term Loan, 4.647%, 01/08/2024	780,168	789,190
Resolute Investment Managers Inc, Senior Secured First Lien Initial Term Loan, L+4.250%, 04/30/2022(b)	1,145,954	1,153,592
VF Holding Corp, Senior Secured First Lien Term B-1 Loan, 4.250%, 06/30/2023	743,925	748,575
Victory Capital Operating LLC, Senior Secured First Lien Initial Term Loan, 8.647%, 10/29/2021	667,798	675,868
York Risk Services Holding Corp (Onex York Finance LP), Senior Secured First Lien Initial Term Loan, 4.897%, 10/01/2021	4,000,000	3,911,260
		28,072,665

Beverage, Food and Tobacco - 4.69%
Americold Realty Operating Partnership LP, Senior Secured First Lien Initial Term Loan, 4.750%, 12/01/2022	382,849	387,875
Candy Intermediate Holdings Inc, Senior Secured First Lien Initial Term Loan, 5.647%, 06/15/2023	587,664	575,911
CEC Entertainment Inc, Senior Secured First Lien Term B Loan, 4.000%, 02/15/2021	1,669,679	1,658,726
Chobani LLC, Senior Secured First Lien Closing Date Term Loan, L+4.250%, 10/09/2023(b)	2,851,817	2,883,900
Constellation Brands Canada Inc, Senior Secured First Lien Initial Tranche B-1 Term Loan, 4.887%, 12/15/2023	460,385	465,997
Dole Food Company Inc, Senior Secured First Lien Term Loan B, L+3.000%, 03/22/2024(b)	767,591	773,252
NPC International Inc, Senior Secured First Lien Term Loan, L+3.500%, 03/29/2024(b)	1,311,475	1,325,206
NPC International Inc, Senior Secured Second Lien Term Loan, L+7.500%, 03/28/2025(b)	1,084,746	1,096,949
Supervalu Inc, Senior Secured First Lien New Term Loan, 5.500%, 03/21/2019	1,039,638	1,049,712
TKC Holdings Inc, Senior Secured First Lien Term Loan, 4.750%, 02/01/2023	1,243,523	1,257,774
TKC Holdings Inc, Senior Secured Second Lien Initial Term Loan, 8.500%, 02/01/2024	222,910	224,095

	Principal Amount	Value

Beverage, Food and Tobacco (continued)
Weight Watchers International Inc, Senior Secured First Lien Initial Tranche B-2 Term Loan, L+3.250%, 04/02/2020(b)	$748,232	$699,028
Winebow Holdings Inc, Senior Secured First Lien Initial Term Loan, 4.750%, 07/01/2021	288,983	285,552
		12,683,977

Capital Equipment - 0.74%
Duke Finance LLC, Senior Secured First Lien Term B Loan, 6.147%, 02/22/2024	972,222	981,944
Meter Readings Holding LLC, Senior Secured First Lien Initial Term Loan, 6.804%, 08/29/2023	995,000	1,014,900
		1,996,844

Chemicals, Plastics and Rubber - 3.29%
DuBois Chemicals Inc, Senior Secured First Lien Delayed Draw Term Loan, 1.000%, 03/15/2024	108,543	109,583
DuBois Chemicals Inc, Senior Secured First Lien Initial Term Loan, 4.881%, 03/15/2024	434,171	438,332
Emerald Performance Materials LLC, Senior Secured First Lien Initial Term Loan, 4.500%, 08/02/2021	2,970,994	3,004,417
Pinnacle Operating Corporation, Senior Secured First Lien Term B Refinancing Loan, 8.250%, 11/15/2021	2,632,558	2,448,279
Royal Holdings Inc, Senior Secured First Lien 2017 Refinancing Term Loan, 4.397%, 06/20/2022	1,319,933	1,335,191
Tekni-Plex Inc, Senior Secured First Lien Tranche B-1 Term Loan, 4.539%, 06/01/2022	849,350	852,535
Tekni-Plex Inc, Senior Secured Second Lien Initial Term Loan, 8.750%, 06/01/2023	713,942	714,835
		8,903,172

Construction and Building - 11.56%
American Bath Group LLC, Senior Secured First Lien Delayed Draw Incremental Term Loan, 6.397%, 09/30/2023	94,340	95,224
American Bath Group LLC, Senior Secured First Lien Initial Incremental Term Loan, 6.397%, 09/30/2023	903,391	911,860
American Bath Group LLC, Senior Secured First Lien Replacement Term Loan, 6.397%, 09/30/2023	1,809,091	1,831,026
American Bath Group LLC, Senior Secured Second Lien Term Loan, 10.897%, 09/30/2024	250,000	241,250
Associated Asphalt Partners LLC, Senior Secured First Lien Dollar Term B Loan, L+5.250%, 04/01/2024(b)	808,081	813,131
C.H.I. Overhead Doors Inc, Senior Secured First Lien Initial Term Loan, 4.250%, 07/29/2022	2,333,102	2,336,019
Dayton Superior Corporation, Senior Secured First Lien Term Loan, 9.147%, 11/03/2021	1,551,667	1,551,667
GYP Holdings III Corp, Senior Secured First Lien Term Loan, 4.539%, 04/01/2021	1,466,316	1,474,564
HNC Holdings Inc, Senior Secured First Lien Initial Term Loan, 5.500%, 10/05/2023	1,240,415	1,260,571
Installed Building Products Inc, Senior Secured First Lien Term Loan, L+3.000%, 03/31/2024(b)	1,046,512	1,049,128
Interior Logic Group Inc, Senior Secured First Lien Initial Term Loan, 7.000%, 02/28/2024	2,142,857	2,108,036
IPS Structural Adhesive Holdings Inc, Senior Secured First Lien Initial Term Loan, 6.250%, 12/14/2023	2,293,937	2,314,009
IPS Structural Adhesive Holdings Inc, Senior Secured Second Lien Initial Term Loan, 10.500%, 12/14/2024	1,000,000	1,000,000
Morsco Inc, Senior Secured First Lien Initial Term Loan, 8.000%, 10/31/2023	1,987,500	2,013,586
New Arclin US Holding Corp, Senior Secured First Lien Term Loan, 5.670%, 02/14/2024	1,884,817	1,903,081
SiteOne Landscape Supply LLC, Senior Secured First Lien Tranche B Term Loan, 5.500%, 04/29/2022	1,425,775	1,441,823
SRS Distribution Inc, Senior Secured First Lien Tranche B-4 Term Loan, 5.289%, 08/25/2022	2,104,191	2,136,196
SRS Distribution Inc, Senior Secured Second Lien 06/16 Term Loan, 9.789%, 02/24/2023	1,142,751	1,188,461
US LBM Holdings LLC, Senior Secured First Lien Initial Term Loan, 6.331%, 08/20/2022	4,228,521	4,259,347
VC GB Holdings Inc, Senior Secured First Lien Term Loan, 4.750%, 02/28/2024	693,750	698,953
Wilsonart LLC, Senior Secured First Lien Tranche C Term Loan, 4.650%, 12/19/2023	657,692	664,818
		31,292,750

Consumer Goods Durable - 2.22%
Apex Tool Group LLC, Senior Secured First Lien Term Loan, 4.500%, 01/31/2020	1,021,470	1,003,594
Culligan Holding Inc, Senior Secured First Lien Tranche B-1 Term Loan, 5.000%, 12/13/2023	1,045,752	1,061,438
Hercules Achievement Inc, Senior Secured First Lien Initial Term Loan, 5.000%, 12/13/2021	1,832,813	1,861,221
Power Products LLC, Senior Secured First Lien Initial Term Loan, 5.530%, 12/20/2022	836,013	843,851
Zodiac Pool Solutions LLC, Senior Secured First Lien Term Loan, 5.647%, 12/20/2023	1,234,021	1,244,818
		6,014,922

	Principal Amount	Value

Consumer Goods Non Durable - 0.39%
Arctic Glacier USA Inc, Senior Secured First Lien Initial Term Loan, 5.250%, 03/14/2024	$722,892	$731,024
FGI Operating Company LLC, Senior Secured First Lien Term B Loan, 5.500%, 04/19/2019	86,299	84,285
Inmar Inc, Senior Secured Second Lien Initial Term Loan, 8.147%, 01/27/2022	250,000	236,875
		1,052,184

Containers, Packaging and Glass - 4.49%
Berlin Packaging LLC, Senior Secured First Lien Initial Term Loan, 4.500%, 10/01/2021	2,993,419	3,014,792
Caraustar Industries Inc, Senior Secured First Lien Refinancing Term Loan, 6.647%, 03/09/2022	700,935	708,712
Charter Nex US Holdings Inc, Senior Secured First Lien Initial Term Loan, 5.397%, 02/07/2022	2,418,915	2,445,112
Coveris Holdings SA, Senior Secured First Lien USD Term Loan, 4.647%, 05/08/2019	1,872,863	1,874,417
Flex Acquisition Company Inc, Senior Secured First Lien Initial Term Loan, 4.250%, 12/29/2023	1,832,461	1,845,343
IBC Capital Limited, Senior Secured Second Lien Term Loan, 8.120%, 09/09/2022	912,750	864,831
Printpack Holdings Inc, Senior Secured First Lien Term Loan, 4.000%, 07/26/2023	1,388,372	1,397,049
		12,150,256

Energy, Oil and Gas - 3.61%
Ascent Resources - Marcellus LLC, Senior Secured First Lien Term Loan, 5.284%, 08/04/2020	1,481,481	1,032,096
Crestwood Holdings LLC, Senior Secured First Lien Tranche B-1 Term Loan, 9.042%, 06/19/2019	2,336,209	2,342,050
Jonah Energy Inc, Senior Secured Second Lien Initial Term Loan, 7.500%, 05/12/2021	2,000,000	1,925,000
Sheridan Investment Partners I LLC, Senior Secured First Lien Tranche B-2 Term Loan, 4.600%, 10/01/2019	2,839,575	2,446,777
Sheridan Production Partners I LLC, Senior Secured First Lien Deferred Principal Term Loan,:
0.000%, 01/01/2030	8,866	6,748
0.000%, 01/01/2030	109,547	83,376
Sheridan Production Partners I LLC, Senior Secured First Lien Term Loan, 0.000%, 01/01/2030	14,516	11,048
Sheridan Production Partners I-A LP, Senior Secured First Lien Tranche B-2 Term Loan, 4.450%, 10/01/2019	376,267	324,218
Sheridan Production Partners I-M LP, Senior Secured First Lien Tranche B-2 Term Loan, 4.450%, 10/01/2019	229,826	198,034
Utex Industries Inc, Senior Secured First Lien New Initial Term Loan, 5.000%, 05/24/2021	1,494,156	1,405,627
		9,774,974

Environmental Industries - 1.12%
EnergySolutions LLC, Senior Secured First Lien Advance Term Loan, 6.750%, 05/29/2020	1,734,545	1,756,947
Infiltrator Water Technologies LLC, Senior Secured First Lien Term B-1 Loan, 4.647%, 05/27/2022	1,244,165	1,259,717
		3,016,664

Forest Products and Paper - 0.07%
W/S Packaging Group Inc, Senior Secured First Lien Term Loan, L+4.000%, 08/09/2019(b)	210,526	201,052

Healthcare and Pharmaceuticals - 19.12%
Albany Molecular Research Inc, Senior Secured First Lien Term Loan, 6.006%, 07/16/2021	2,313,843	2,336,981
Alvogen Pharma US Inc, Senior Secured First Lien Term Loan, 6.000%, 04/01/2022	2,670,502	2,660,488
Amneal Pharmaceuticals LLC, Senior Secured First Lien Term B Loan, 6.500%, 11/01/2019	333,455	334,602
Arbor Pharmaceuticals LLC, Senior Secured First Lien Initial Term Loan, 6.147%, 07/05/2023	1,683,183	1,716,847
Avantor Performance Materials Holdings Inc, Senior Secured First Lien Delayed Draw Term Loan, 5.000%, 03/08/2024	156,139	157,440
Avantor Performance Materials Holdings Inc, Senior Secured First Lien Initial Term Loan, 5.000%, 03/09/2024	3,708,300	3,739,208
Avantor Performance Materials Holdings Inc, Senior Secured Second Lien Delayed Draw Term Loan, 1.000%, 03/10/2025	38,866	39,158
Avantor Performance Materials Holdings Inc, Senior Secured Second Lien Initial Term Loan, 9.250%, 03/10/2025	884,211	890,842
BioClinica-Clinverse Holdings Corp, Senior Secured First Lien Initial Term Loan, 5.250%, 10/20/2023	1,431,196	1,447,297
BioClinica-Clinverse Holdings Corp, Senior Secured Second Lien Initial Term Loan, 9.250%, 10/04/2024	1,052,629	1,047,365
CHG Healthcare Services Inc, Senior Secured First Lien Term Loan, 4.750%, 06/07/2023	1,365,964	1,384,917
Concordia Healthcare Corp, Senior Secured First Lien Dollar Term Loan, 5.250%, 10/21/2021	2,756,299	1,940,434

	Principal Amount	Value

Healthcare and Pharmaceuticals (continued)
CPI Holdco LLC, Senior Secured Closing Date Term Loan, 5.150%, 03/15/2024	$568,047	$572,663
CT Technologies Intermediate Holdings Inc, Senior Secured First Lien Initial Term Loan, 5.250%, 12/01/2021	2,222,017	2,109,061
Global Healthcare Exchange LLC, Senior Secured First Lien Initial Term Loan, 5.250%, 08/15/2022	1,885,000	1,912,333
Greenway Health LLC, Senior Secured First Lien Term Loan, 5.750%, 02/16/2024	1,379,310	1,390,517
Horizon Pharma Inc, Senior Secured First Lien Term B Loan, 4.750%, 03/22/2024	735,294	737,592
inVentiv Group Holdings Inc, Senior Secured First Lien Initial Term Loan, 4.804%, 11/09/2023	1,975,631	1,986,329
Lanai Holdings III Inc, Senior Secured First Lien Initial Term Loan, 5.750%, 08/29/2022	1,238,532	1,251,691
Netsmart Technologies Inc, Senior Secured First Lien Term C-1 Loan, 5.647%, 04/19/2023	2,139,009	2,157,725
Onex Carestream Finance LP, Senior Secured First Lien Term Loan, 5.147%, 06/07/2019	457,753	443,220
Onex Carestream Finance LP, Senior Secured Second Lien Term Loan, 9.647%, 12/09/2019	2,849,338	2,560,344
Onex Schumacher Finance LP, Senior Secured First Lien Initial Term Loan, 5.000%, 07/29/2022	1,203,290	1,210,058
Packaging Coordinators Midco Inc, Senior Secured First Lien Initial Term Loan, 5.000%, 06/30/2023	1,733,434	1,732,359
Precyse Acquisition Corp, Senior Secured First Lien Initial Term Loan, 6.500%, 10/20/2022	3,606,179	3,630,990
Press Ganey Holdings Inc, Senior Secured Second Lien Initial Term Loan, 8.250%, 10/21/2024	909,091	930,682
Project Ruby Ultimate Parent Corp, Senior Secured First Lien Closing Date Term Loan, 4.750%, 02/09/2024	518,868	521,571
Sterigenics-Nordion Holdings LLC, Senior Secured First Lien Initial Term Loan, L+3.250%, 05/16/2022(b)	2,022,989	2,029,310
Surgery Center Holdings Inc, Senior Secured First Lien Initial Term Loan, 4.750%, 11/03/2020	4,377,173	4,433,266
U.S. Renal Care Inc, Senior Secured First Lien Initial Term Loan, 5.397%, 12/30/2022	3,954,950	3,721,351
Valeant Pharmaceuticals International Inc, Senior Secured First Lien Series F-1 Tranche B Term Loan, L+4.750%, 04/01/2022(b)	703,878	706,652
		51,733,293

High Tech Industries - 22.66%
Aerial Merger Sub Inc, Senior Secured First Lien Term B Loan, L+3.250%, 09/02/2019(b)	571,429	579,880
Aerial Merger Sub Inc, Senior Secured First Lien Term B2 Loan, L+3.750%, 03/01/2024(b)	952,381	965,776
Ascend Learning LLC, Senior Secured First Lien Term Loan, 7.500%, 07/31/2019	458,999	462,634
Aspect Software Inc, Senior Secured First Lien Exit Term Loan, 11.278%, 05/25/2020	5,228,639	5,258,050
BMC Software Finance Inc, Senior Secured First Lien Initial US Term Loan, 5.000%, 09/10/2020	2,828,625	2,837,309
CompuCom Systems Inc, Senior Secured First Lien Term Loan, L+3.250%, 05/11/2020(b)	3,940,184	3,318,384
Compuware Corporation, Senior Secured First Lien Tranche B-3 Term Loan, 5.250%, 12/15/2021	907,215	910,957
Compuware Corporation, Senior Secured Second Lien Term Loan, 9.250%, 12/15/2022	2,811,213	2,833,478
CPI Acquisition Inc, Senior Secured First Lien Term Loan, L+4.500%, 08/17/2022(b)	1,502,537	1,403,617
CPI International Inc, Senior Secured First Lien Term B Loan, L+3.250%, 04/07/2021(b)	251,572	253,067
CPI International Inc, Senior Secured Second Lien Term Loan, L+7.250%, 04/07/2022(b)	750,000	755,625
Cypress Semiconductor Corp, Senior Secured First Lien 2016 Incremental Term Loan, 4.580%, 07/05/2021	1,647,887	1,665,734
Epicor Software Corporation, Senior Secured First Lien Term B Loan, 4.750%, 06/01/2022	2,779,392	2,788,425
Hyland Software Inc, Senior Secured First Lien Term Loan, 4.232%, 07/01/2022	1,197,542	1,214,008
Informatica Corporation, Senior Secured First Lien Dollar Term Loan, 4.500%, 08/05/2022	2,402,174	2,393,358
LANDesk Group Inc, Senior Secured First Lien Term Loan, 5.250%, 01/22/2024	1,811,594	1,824,239
LANDesk Group Inc, Senior Secured Second Lien Term Loan, 10.000%, 01/20/2025	2,000,000	1,988,000
MA FinanceCo LLC, Senior Secured First Lien Tranche B-2 Term Loan, 4.789%, 11/19/2021	3,449,157	3,481,492
P2 Upstream Acquisition Co, Senior Secured First Lien Term Loan, 5.250%, 10/30/2020	2,764,286	2,731,460
Peak 10 Inc, Senior Secured First Lien Term Loan, 5.147%, 06/17/2021	2,652,273	2,674,658
Peak 10 Inc, Senior Secured Second Lien Initial Term Loan, 8.280%, 06/17/2022	875,000	860,781
Pomeroy Group LLC, Senior Secured First Lien Initial Term Loan, 7.147%, 11/12/2021	1,488,693	1,473,807
Quest Software US Holdings Inc, Senior Secured First Lien Initial Term Loan, 7.000%, 10/31/2022	5,262,174	5,347,684
Ramundsen Public Sector LLC, Senior Secured First Lien Term Loan, 5.397%, 02/01/2024	329,670	333,379
Rocket Software Inc, Senior Secured First Lien Term Loan, 5.397%, 10/13/2023	2,081,846	2,108,733
SMS Systems Maintenance Services Inc, Senior Secured First Lien Initial Term Loan, 6.000%, 10/30/2023	1,925,245	1,942,091
SolarWinds Holdings Inc, Senior Secured First Lien 2017 Refinancing Term Loan L+3.500%, 02/03/2023(b)	4,247,138	4,255,909
Sybil Software LLC, Senior Secured First Lien Term B Loan, L+3.250%, 09/30/2023(b)	1,524,144	1,539,385
Trader Corporation, Senior Secured First Lien Term Loan, L+3.250%, 09/28/2023(b)	1,351,351	1,357,541

	Principal Amount	Value

High Tech Industries (continued)
TTM Technologies Inc, Senior Secured First Lien New Term B Loan, 5.250%, 05/31/2021	$1,742,880	$1,773,380
		61,332,841

Hotels, Gaming and Leisure - 5.24%
Alpha Topco Limited - Delta 2 (Lux) Sarl, Senior Secured Second Lien Term Loan, 8.068%, 07/29/2022	2,668,820	2,690,504
AP Gaming I LLC, Senior Secured First Lien Term B Loan, 9.250%, 12/21/2020	1,049,917	1,059,891
Corner Investment Propco LLC, Senior Secured First Lien Term B Loan, 11.000%, 11/04/2019	1,873,961	1,906,755
CWGS Group LLC, Senior Secured First Lien Term Loan, L+3.750%, 11/08/2023(b)	184,615	185,908
Scientific Games International Inc, Senior Secured First Lien Term B-3 Loan, 4.943%, 10/01/2021	2,134,022	2,163,866
SMG, Senior Secured First Lien 2014 Term Loan, 6.500%, 02/27/2020	1,646,178	1,652,351
Travelport Finance (Luxembourg) Sarl, Senior Secured First Lien Term C Loan, 4.289%, 09/02/2021	2,903,612	2,928,119
UFC Holdings LLC, Senior Secured First Lien Term B Loan, 4.250%, 08/18/2023	1,594,658	1,605,334
		14,192,728

Media Advertising, Printing and Publishing - 2.81%
McGraw-Hill Global Education Holdings LLC, Senior Secured First Lien Term B Loan, 5.000%, 05/04/2022	2,858,989	2,834,173
Vestcom Parent Holdings Inc, Senior Secured First Lien Term Loan, 7.250%, 12/15/2023	2,706,261	2,728,249
William Morris Endeavor Entertainment LLC (FKA WME IMG Holding LLC), Senior Secured First Lien Term B Loan, 4.290%, 05/06/2021	2,025,872	2,038,534
		7,600,956

Media Broadcasting and Subscription - 1.95%
Altice Financing SA, Senior Secured First Lien Term B Loan, L+2.750%, 03/22/2017(b)	2,077,922	2,080,519
Numericable US LLC, Senior Secured First Lien USD TLB-7 Term Loan, 5.289%, 01/15/2024	1,250,221	1,255,241
Sable International Finance Ltd, Senior Secured First Lien Term B-1 Loan, 5.732%, 12/30/2022	1,923,077	1,943,510
		5,279,270

Metals and Mining - 0.96%
Fairmount Santrol Inc, Senior Secured First Lien Tranche B-2 Term Loan, 4.500%, 09/05/2019	1,651,820	1,621,542
Murray Energy Corporation, Senior Secured First Lien Term B-2 Non-PIK Loan, 8.250%, 04/16/2020	993,936	968,258
		2,589,800

Retail - 4.10%
Ascena Retail Group Inc, Senior Secured First Lien Tranche B Term Loan, 5.500%, 08/19/2022	1,273,484	1,149,320
Fairway Group Acquisition Company, Senior Secured First Lien First Out Term Loan, 9.147%, 01/03/2020	255,529	256,807
Fairway Group Acquisition Company, Senior Secured First Lien Last Out Non-PIK Term Loan, 10.000%, 01/03/2020	164,894	137,686
Fairway Group Holdings Corp, Senior Secured First Lien Subordinated Non-PIK Term Loan, 11.000%, 10/04/2021	143,606	109,141
Neiman Marcus Group Ltd LLC, Senior Secured First Lien Other Term Loan, 4.250%, 10/26/2020	1,261,867	1,017,942
Nine West Holdings Inc, Senior Secured First Lien Initial Term Loan, 4.755%, 10/08/2019	2,139,500	1,544,452
Payless Inc, Senior Secured First Lien Initial Term Loan, 5.037%, 03/11/2021	1,855,481	918,463
Petco Animal Supplies Inc, Senior Secured First Lien Second Amendment Term Loan, 4.287%, 01/26/2023	2,450,897	2,316,097
Spencer Gifts LLC, Senior Secured First Lien Term B-1 Loan, 5.250%, 07/16/2021	3,819,645	3,270,571
Sports Authority (The), Senior Secured First Lien Term B Loan, 7.500%, 11/16/2017	5,158,884	369,995
		11,090,474

Services - Business - 15.84%
Advantage Sales & Marketing Inc, Senior Secured Second Lien Initial Term Loan, 7.500%, 07/25/2022	2,750,000	2,682,625
BarBri Inc (Gemini Holdings Inc), Senior Secured First Lien Term Loan, 4.530%, 07/17/2019	2,662,751	2,622,810
Citco Funding LLC, Senior Secured First Lien Term Loan, L+3.000%, 03/23/2022(b)	2,035,793	2,049,158
Crossmark Holdings Inc, Senior Secured First Lien Term Loan, Series 0000, 4.647%, 12/20/2019	6,040,775	4,832,620
DTI Holdco Inc, Senior Secured First Lien Initial Term Loan, 6.289%, 10/02/2023	5,485,946	5,424,229

	Principal Amount	Value

Services - Business (continued)
Erie Acquisition Holdings Inc, Senior Secured First Lien Term Loan, 7.750%, 03/01/2023	$3,309,998	$3,330,685
GlobalLogic Holdings Inc, Senior Secured First Lien Closing Date Term Loan, 5.652%, 06/20/2022	2,787,890	2,808,799
Information Resources Inc, Senior Secured First Lien Initial Term Loan, 5.250%, 01/18/2024	2,481,390	2,515,509
Information Resources Inc, Senior Secured Second Lien Initial Term Loan, 9.250%, 01/20/2025	2,000,000	1,995,830
LD Intermediate Holdings Inc, Senior Secured First Lien Initial Term Loan, 6.875%, 12/09/2022	1,987,500	1,905,516
Sedgwick Claims Management Services Inc, Senior Secured Second Lien Incremental Term Loan, 6.804%, 02/28/2022	2,075,472	2,080,660
Sedgwick Claims Management Services Inc, Senior Secured Second Lien Initial Term Loan, 6.750%, 02/28/2022	1,845,960	1,849,421
SurveyMonkey.com LLC, Senior Secured First Lien Term Loan, 6.250%, 02/07/2019	2,311,254	2,317,032
Transaction Network Services, Senior Secured First Lien Initial Term Loan, 5.000%, 02/14/2020	1,018,037	1,028,538
Transaction Network Services, Senior Secured Second Lien Initial Term Loan, 9.000%, 08/14/2020	479,902	480,802
TravelCLICK Inc, Senior Secured First Lien Initial Term Loan, 5.500%, 05/12/2021	2,195,737	2,223,184
TravelCLICK Inc, Senior Secured Second Lien Initial Term Loan, 8.750%, 11/08/2021	2,750,000	2,725,937
		42,873,355

Services - Consumer - 5.85%
American Residential Services LLC, Senior Secured First Lien Term Loan, L+4.000%, 06/30/2021(b)	952,381	954,762
Big Jack Holdings LP, Senior Secured First Lien Term Loan B, L+4.250%, 03/20/2024(b)	679,739	683,987
Focus Brands Inc, Senior Secured First Lien Initial Term Loan, 5.000%, 10/05/2023	1,423,529	1,427,387
KUEHG Corp, Senior Secured First Lien Term B-1 Loan, 5.397%, 08/12/2022	1,420,161	1,430,812
Learning Care Group (US) No. 2 Inc, Senior Secured First Lien Term Loan, 5.000%, 05/05/2021	1,417,593	1,439,742
Nord Anglia Education Finance LLC, Senior Secured First Lien Initial Term Loan, 4.554%, 03/31/2021	146,030	146,898
NVA Holdings Inc, Senior Secured First Lien Term B-2 Loan, 4.647%, 08/14/2021	2,794,841	2,827,163
NVA Holdings Inc, Senior Secured Second Lien Term Loan, 8.147%, 08/14/2022	1,908,876	1,927,163
Outerwall Inc, Senior Secured First Lien Term B Loan, 5.250%, 09/27/2023	420,846	425,633
Prime Security Services Borrower LLC, Senior Secured First Lien 2016-2 Refinancing Term B-1 Loan, 4.250%, 05/02/2022	1,402,897	1,418,968
Red Lobster Management LLC, Senior Secured First Lien Initial Term Loan, 6.250%, 07/28/2021	852,162	863,879
Renaissance Learning Inc, Senior Secured First Lien Initial Term Loan, 4.750%, 04/09/2021	1,361,404	1,369,061
Spin Holdco Inc, Senior Secured First Lien Revolver, L+3.250%, 05/14/2018(b)	1,000,000	925,000
		15,840,455

Telecommunications - 7.75%
Alorica Inc, Senior Secured First Lien Term B Loan, 5.732%, 06/30/2022	962,787	978,433
Cologix Holdings Inc, Senior Secured First Lien Initial Term Loan, 4.000%, 03/20/2024	444,444	445,693
Cologix Holdings Inc, Senior Secured Second Lien Initial Term Loan, L+7.000%, 03/20/2025(b)	1,797,743	1,802,247
Colorado Buyer Inc, Senior Secured First Lien Term Loan, L+3.000%, 03/15/2024(b)	4	4
ConvergeOne Holdings Corporation, Senior Secured First Lien Initial Term Loan, 6.522%, 06/17/2020	2,472,597	2,471,051
Fairpoint Communications Inc, Senior Secured First Lien Term Loan, 7.500%, 02/14/2019	2,359,980	2,376,795
Greeneden US Holdings II LLC, Senior Secured First Lien Term B Loan, 5.020%, 12/01/2023	618,557	624,356
GTT Communications Inc, Senior Secured First Lien Initial Term Loan, 5.000%, 01/09/2024	413,472	419,760
Masergy Holdings Inc, Senior Secured First Lien Term B Loan, 5.500%, 12/15/2023	618,605	624,791
Masergy Holdings Inc, Senior Secured Second Lien Initial Term Loan, 9.500%, 12/16/2024	500,000	506,250
Vertiv Group Corporation, Senior Secured First Lien Term B Loan, 5.030%, 11/30/2023	4,161,070	4,210,503
Windstream Services LLC, Senior Secured First Lien New Tranche B-6 Term Loan, 4.950%, 03/29/2021	6,447,317	6,501,055
		20,960,938

Transportation Cargo - 0.26%
REP WWEX Acquisition Parent LLC, Senior Secured First Lien Term Loan, 5.535%, 02/02/2024	688,525	693,978

	Principal Amount	Value

Transportation Consumer - 1.51%
Air Medical Group Holdings Inc, Senior Secured First Lien 2016 New Term Loan, 5.000%, 04/28/2022	$480,242	$481,944
Lineage Logistics LLC, Senior Secured First Lien Term Loan, 4.500%, 04/07/2021	3,597,257	3,607,384
		4,089,328

Utilities Electric - 7.17%
Chief Power Finance LLC, Senior Secured First Lien Term B Advance Loan, 5.750%, 12/31/2020	1,609,958	1,304,871
Eastern Power LLC, Senior Secured First Lien Term Loan, 5.000%, 10/02/2021	2,312,395	2,325,980
Exgen Texas Power LLC, Senior Secured First Lien Term Loan, 5.897%, 09/20/2021	2,225,884	1,471,866
Granite Acquisition Inc, Senior Secured Second Lien Term B Loan, 8.397%, 12/19/2022	2,030,075	2,012,312
Green Energy Partners / Stonewall LLC, Senior Secured First Lien Term B-1 Conversion Advance Loan, 6.647%, 11/15/2021	500,000	490,000
Helix Gen Funding LLC, Senior Secured First Lien Term Loan, L+3.750%, 03/09/2024(b)	620,690	630,583
Panda Liberty LLC, Senior Secured First Lien Construction B-1 Facility Term Loan, 7.647%, 08/21/2020	3,432,293	3,389,390
Panda Patriot LLC (fka Moxie Patriot LLC), Senior Secured First Lien Construction B-1 Facility Term Loan, 6.879%, 12/18/2020	1,446,499	1,421,185
Panda Temple Power II LLC, Senior Secured First Lien Construction Term Loan, 7.250%, 04/03/2019	1,794,629	1,577,030
Pike Corporation, Senior Secured First Lien Initial Term Loan, 4.750%, 03/10/2024	529,801	537,253
Sandy Creek Energy Associates LP, Senior Secured First Lien Term Loan, 5.147%, 11/09/2020	3,052,213	2,291,067
Southeast PowerGen LLC, Senior Secured First Lien Advance Term B Loan, 4.500%, 12/02/2021	1,979,374	1,960,818
		19,412,355

TOTAL FLOATING RATE LOAN INTERESTS
(Cost $394,674,970)		387,696,687

CORPORATE BONDS - 7.77%
Automotive - 0.23%
Aston Martin Capital Holdings, Senior Unsecured Bond, 6.500%, 04/15/2022	621,000	624,881

Banking, Finance, Insurance and Real Estate - 0.25%
National Financial Partners Corp, Senior Unsecured Bond, 9.000%, 07/15/2021(c)	650,000	689,390

Beverage, Food and Tobacco - 0.37%
P F Chang's China Bistro Inc, Senior Unsecured Bond, 10.250%, 06/30/2020(c)	1,000,000	1,002,500

Construction and Building - 1.71%
BMC East LLC, Senior Unsecured Bond, 5.500%, 10/01/2024(c)	1,450,000	1,479,000
FBM Finance Inc, Senior Secured Bond, 8.250%, 08/15/2021(c)	1,950,000	2,076,750
New Enterprise Stone & Lime Co Inc, Senior Unsecured Bond, 10.125%, 04/01/2022(c)	1,000,000	1,062,500
		4,618,250

Consumer Goods Durable - 0.07%
Apex Tool Group LLC, Senior Unsecured Bond, 7.000%, 02/01/2021(c)	200,000	182,000

Containers, Packaging and Glass - 0.65%
ARD Finance SA, Senior Unsecured Bond, 7.125%, 09/15/2023(c)(d)	600,000	619,500
Coveris Holdings SA, Senior Unsecured Bond, 7.875%, 11/01/2019(c)	955,000	945,450
Reynolds GRP ISS / Reynold, Senior Unsecured Bond, 7.000%, 07/15/2024(c)	190,000	203,775
		1,768,725

Energy, Oil and Gas - 0.91%
Comstock Resources Inc, Senior Unsecured Bond, 10.000%, 03/15/2020(d)	1,000,000	1,005,000
EP Energy LLC / Everest Acquisition Finance Inc, Senior Unsecured Bond, 8.000%, 02/15/2025(c)	1,561,000	1,459,535
		2,464,535

Healthcare and Pharmaceuticals - 0.45%
InVentiv Group Holdings Inc, Senior Unsecured Bond, 7.500%, 10/01/2024(c)	340,000	351,475

	Principal Amount	Value

Healthcare and Pharmaceuticals (continued)
Valeant Pharmaceuticals International Inc, Senior Unsecured Bond,:
6.500%, 03/15/2022(c)	$520,000	$536,250
7.000%, 03/15/2024(c)	323,000	332,286
		1,220,011

High Tech Industries - 0.45%
Infor US Inc, Senior Unsecured Bond, 6.500%, 05/15/2022	750,000	774,450
Riverbed Technology Inc, Senior Unsecured Bond, 8.875%, 03/01/2023(c)	430,000	441,825
		1,216,275

Hotels, Gaming and Leisure - 1.02%
Scientific Games International Inc, Senior Secured Bond, 7.000%, 01/01/2022(c)	2,580,000	2,763,825

Media Advertising, Printing and Publishing - 0.10%
McGraw-Hill Global Education, Senior Unsecured Bond, 7.875%, 05/15/2024(c)	270,000	262,238

Media Broadcasting and Subscription - 0.09%
Radiate Holdco LLC, Senior Unsecured Bond, 6.625%, 02/15/2025(c)	250,000	247,344

Retail - 0.19%
Nine West Holdings Inc, Senior Unsecured Bond, 8.250%, 03/15/2019(c)	1,800,000	504,000

Services - Business - 0.51%
Infinity ACQ LLC / FI Corp, Senior Unsecured Bond, 7.250%, 08/01/2022(c)	1,500,000	1,380,000

Telecommunications - 0.77%
Avaya Inc, Senior Secured Bond, 7.000%, 04/01/2019(c)(e)	757,000	601,815
Fairpoint Communications Inc, Senior Secured Bond, 8.750%, 08/15/2019(c)	1,430,000	1,475,259
		2,077,074

TOTAL CORPORATE BONDS
(Cost $21,452,748)		21,021,048

	Shares
COMMON STOCK - 0.19%
Energy, Oil and Gas - 0.19%
Templar Energy LLC, Class A,(f)	72,786	$518,602

TOTAL COMMON STOCK
(Cost $2,919,283)		518,602

PREFERRED STOCK - 0.23%
Energy, Oil and Gas - 0.23%
Templar Energy LLC(f)	48,248	615,166

TOTAL PREFERRED STOCK
(Cost $482,483)		615,166

WARRANTS - 0.01%
Energy, Oil and Gas - 0.01%
Comstock Resources Inc,(f)
expires 9/2/2018 at $0.01	3,438	31,698

TOTAL WARRANTS
(Cost $–)		31,698

	Principal Shares	Value
SHORT TERM INVESTMENTS - 1.23%
Bank of New York Cash Reserve
(0.050% 7-Day Yield)	3,332,536	$3,332,536

TOTAL SHORT TERM INVESTMENTS
(Cost $3,332,536)		3,332,536

Total Investments - 152.69%
(Cost $422,862,020)		413,215,737

Liabilities in Excess of Other Assets - (3.73)%		(10,085,206)

Leverage Facility - (48.96)%		(132,500,000)

Net Assets - 100.00%		$270,630,531

Amounts above are shown as a percentage of net assets as of March 31, 2017.

(a)	The interest rate shown represents the rate at period end.
(b)
All or a portion of this position has not settled as of March 31, 2017. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR will be established.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $18,616,717, which represents approximately 6.88% of net assets as of March 31, 2017. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.

(d)	Option to convert to pay-in-kind security.
(e)	Security is in default as of period end and is therefore non-income producing.
(f)	Non-income producing security.

NOTE 1. ORGANIZATION

Blackstone / GSO Senior Floating Rate Term Fund (the “Fund” or “BSL”) is a diversified, closed-end management investment company. BSL was organized as a Delaware statutory trust on March 4, 2010. BSL was registered under the Investment Company Act of 1940, as amended (the “1940 Act”), on March 5, 2010. BSL commenced operations on May 26, 2010. Prior to that date, BSL had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest in the Fund to GSO / Blackstone Debt Funds Management LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as BSL’s investment adviser. BSL’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “BSL.”

Absent shareholder approval to extend the term of BSL, the Fund will dissolve on or about May 31, 2020. Upon dissolution, BSL will distribute substantially all of its net assets to shareholders, after making appropriate provision for any liabilities. Pursuant to BSL’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”), prior to the date of dissolution a majority of the Board of Trustees, with the approval of a majority of the shareholders entitled to vote (as defined in the 1940 Act), may extend the life of the Fund by a period of two years or such shorter time as may be determined. The dissolution date of the Fund may be extended an unlimited number of times. On March 31, 2017 the Fund announced an extension of the Fund’s reinvestment period. The extension will allow the Fund to continue to reinvest proceeds generated by maturities, prepayments and sales of investments until one year prior to the Fund’s scheduled dissolution date, which is currently May 31, 2020.

BSL’s primary investment objective is to seek high current income, with a secondary objective to seek preservation of capital, consistent with its primary goal of high current income. Under normal market conditions, at least 80% of BSL’s assets will be invested in senior secured, floating rate loans (“Senior Loans”).

BSL was previously classified as a non-diversified investment company for purposes of the 1940 Act. As a result of ongoing operations, BSL is now classified as a diversified company as of April 1, 2014. This means that with respect to 75% of the Fund’s total assets, no more than 5% of the Fund’s total assets may be invested in any one issuer, excepting cash and cash items, U.S. government securities and securities of other investment companies. BSL may not resume operating in a non-diversified manner without first obtaining shareholder approval in accordance with the 1940 Act.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of its financial statements is in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and these differences could be material. BSL is considered an investment company for financial reporting purposes under GAAP.

Portfolio Valuation: BSL’s net asset value (“NAV”) is determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by BSL’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Corporate bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts. Equity securities for which market quotations are available are generally valued at the last sale price or official closing price on the primary market or exchange on which they trade. Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair Valued Assets”) as determined in good faith by a committee of the Adviser (“Fair Valued Asset Committee”) under procedures established by, and under the general supervision and responsibility of, the Fund’s Board of Trustees. A Fair Valued Asset Committee meeting may be called at any time by any member of the Fair Valued Asset Committee. The pricing of all Fair Valued Assets and determinations thereof shall be reported by the Fair Valued Asset Committee to the Board at each regularly scheduled quarterly meeting.

Various inputs are used to determine the value of BSL’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2 — Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The valuation techniques used by the Fund to measure fair value during the period ended March 31, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs. The categorization of a value determined for investments and other financial instruments is based on the pricing transparency of the investment and other financial instruments and does not necessarily correspond to BSL’s perceived risk of investing in those securities.

The following table summarizes valuation of BSL’s investments under the fair value hierarchy levels as of March 31, 2017:

Blackstone / GSO Senior Floating Rate Term Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests
Automotive	$–	$8,849,444	$937,091	$9,786,535
Banking, Finance, Insurance and Real Estate	–	24,541,851	3,530,814	28,072,665
Capital Equipment	–	–	1,996,844	1,996,844
Construction and Building	–	24,678,993	6,613,757	31,292,750
Consumer Goods Durable	–	4,953,484	1,061,438	6,014,922
Containers, Packaging and Glass	–	10,753,207	1,397,049	12,150,256
Energy, Oil and Gas	–	9,673,802	101,172	9,774,974
Environmental Industries	–	1,756,947	1,259,717	3,016,664
High Tech Industries	–	58,085,654	3,247,187	61,332,841
Hotels, Gaming and Leisure	–	12,285,973	1,906,755	14,192,728
Retail	–	10,724,526	365,948	11,090,474
Services - Business	–	32,901,530	9,971,825	42,873,355
Services - Consumer	–	14,051,576	1,788,879	15,840,455
Telecommunications	–	19,982,505	978,433	20,960,938
Utilities Electric	–	18,922,355	490,000	19,412,355
Other	–	99,887,931	–	99,887,931
Corporate Bonds	–	21,021,048	–	21,021,048
Common Stock	–	518,602	–	518,602
Preferred Stock	–	615,166	–	615,166
Warrants	–	31,698	–	31,698
Short Term Investments	3,332,536	–	–	3,332,536
Total	$3,332,536	$374,236,292	$35,646,909	$413,215,737

*	Refer to each Fund's Portfolio of Investments for a listing of securities by type.

The changes of the fair value of investments for which BSL has used Level 3 inputs to determine the fair value are as follows:

Blackstone/GSO Senior Floating Rate Term Fund	Floating Rate Loan Interests	Total
Balance as of December 31, 2016	$34,293,394	$34,293,394
Accrued Discount/Premium	34,024	34,024
Realized Gain/(Loss)	75,667	75,667
Change in Unrealized Appreciation/(Depreciation)	(217,128)	(217,128)
Purchases	6,487,604	6,487,604
Sales Proceeds	(6,989,817)	(6,989,817)
Transfer into Level 3	14,253,216	14,253,216
Transfer out of Level 3	(12,290,051)	(12,290,051)
Balance as of March 31, 2017	$35,646,909	$35,646,909
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at March 31, 2017	$6,664	$6,664

Information about Level 3 fair value measurements as of March 31, 2017:

	Fair Value at 3/31/2017	Valuation Technique(s)	Unobservable Input(s)	Value/Range
Floating Rate Loan Interests	$35,646,909	Third-party vendor pricing service	Broker quotes	N/A

The Fund evaluates transfers into or out of Level 1, 2 and 3 as of the end of the reporting period. There were no transfers between Level 1 and 2 during the period. Securities were transferred from Level 2 to Level 3 because of a lack of observable market data due to decrease in market activity and information for these securities. Other securities were moved from Level 3 to Level 2 as observable inputs were available for purposes of valuing those assets.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount and amortization of premium, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost.

NOTE 3. SENIOR AND SECURED RATE LOANS

BSL defines “Senior Loans” as first lien senior secured, floating rate loans that are made to U.S. and, to a limited extent, non-U.S. corporations, partnerships and other business entities (“Borrowers”), which operate in various industries and geographical regions. Under normal market conditions, at least 80% of BSL’s Managed Assets (defined below) will be invested in Senior Loans. BSL defines "Managed Assets" as total assets (including any assets attributable to any leverage used) minus the sum of BSL's accrued liabilities (other than liabilities related to the principal amount of leverage). At March 31, 2017, 96.14% of BSL’s Managed Assets were held in Senior Loans.

Loans hold a senior position in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

Loans often require prepayments from Borrowers’ excess cash flows or permit the Borrowers to repay at their election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily the London Interbank Offered Rate (LIBOR), plus a premium or credit spread.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. Risk of loss of income is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior obligations of the Borrower. At March 31, 2017, BSL had invested $46,089,298 in second lien secured loans. Second lien secured loans are not considered Senior Loans for BSL.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. BSL typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of the Borrowers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to BSL, and such defaults could reduce net asset value and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the Counterparty Committee of the Adviser. The factors considered by the Counterparty Committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets. The Counterparty Committee regularly reviews each broker-dealer counterparty based on the foregoing factors.

BSL may acquire Loans through assignments or participations. BSL typically acquires these Loans through assignment, and if BSL acquires a Loan through participation, will seek to elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and BSL may not be able to unilaterally enforce all rights and remedies under the Loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when BSL must acquire a Loan through a participation. BSL had no outstanding participations as of March 31, 2017.

NOTE 4. LEVERAGE

The Fund entered into a Credit Agreement (the "Agreement") with a bank to borrow money pursuant to a 364‐day revolving line of credit ("Leverage Facility") dated October 8, 2014, as amended on October 7, 2015 and October 5, 2016, to borrow up to a limit of $142 million. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate of 0.80% above LIBOR, with LIBOR measured for the period commencing on the date of the making of such LIBOR Loan (or the last date upon which any other Loan was converted to, or continued as, such LIBOR Loan) and ending on the numerically corresponding day in the calendar month that is one (1) week or one (1), two (2), three (3), six (6) or nine (9) months thereafter, as the Fund may elect, or such other periods as the lender may agree in its sole and absolute discretion. Under the terms of the Agreement, the Fund must pay a commitment fee on any undrawn amounts. The commitment fee payable is 0.20% on the undrawn amounts. Interest and fees are payable quarterly. The Fund may elect to extend the Agreement for a further period with the consent of the lending bank. At March 31, 2017, BSL had borrowings outstanding under its Leverage Facility of $132.5 million, at an interest rate of 1.76%. Due to the short term nature of the Agreement, face value approximates fair value at March 31, 2017. This fair value is based on Level 2 inputs under the three‐tier fair valuation hierarchy (see Note 2). For the period ended March 31, 2017, the average borrowings under BSL’s Leverage Facility and the average interest rate were $132,681,319 and 1.59%, respectively.

Under the Agreement, the Fund has agreed to certain covenants and additional investment limitations while the leverage is outstanding. The Fund agreed to maintain asset coverage of three times over borrowings. Compliance with the investment restrictions and calculations are performed by the Fund's custodian, The Bank of New York Mellon. As of March 31, 2017, the Fund was in compliance with all required investment limitations and asset coverage requirements related to its leverage.

The use of borrowings to leverage the common shares of the Fund can create risks. Changes in the value of the Fund's portfolio, including securities bought with the proceeds of leverage, are borne entirely by the holders of common shares of the Fund. All costs and expenses related to any form of leverage used by the Fund are borne entirely by common shareholders. If there is a net decrease or increase in the value of the Fund's investment portfolio, the leverage may decrease or increase, as the case may be, the net asset value per common share to a greater extent than if the Fund did not utilize leverage. During periods when the Fund is using leverage, the fees paid to the Adviser for advisory services and to ALPS for administrative services are higher than if the Fund did not use leverage because the fees paid are calculated on the basis of the Fund's Managed Assets, which include the assets purchased through leverage. As of March 31, 2017, BSL’s leverage represented 32.87% of the Fund’s Managed Assets.

NOTE 5. UNREALIZED APPRECIATION/(DEPRECIATION)

On March 31, 2017 based on a cost of $422,881,031 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,259,976 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $15,925,270, resulting in net unrealized depreciation of $9,665,294.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)
There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone / GSO Senior Floating Rate Term Fund

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	May 30, 2017

By:	/s/ Doris Lee-Silvestri
Doris Lee-Silvestri (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	May 30, 2017

By:	/s/ Doris Lee-Silvestri
Doris Lee-Silvestri (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	May 30, 2017